Unaudited Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues	$ 513,923	$ 587,619	$ 1,057,428	$ 1,228,727
Voyage expenses	(40,640)	(28,299)	(91,437)	(59,889)
Vessel operating expenses	(207,784)	(205,655)	(399,044)	(421,516)
Time-charter hire expense	(30,689)	(38,314)	(69,461)	(77,917)
Depreciation and amortization	(142,741)	(141,079)	(285,771)	(285,236)
General and administrative expenses	(29,541)	(29,871)	(60,979)	(62,838)
Asset impairments (note 6a)	(1,500)	(43,649)	(1,500)	(43,649)
Loss on sale of vessels, equipment and other operating assets (note 6b)	(12,742)	(18,956)	(17,169)	(46,575)
Restructuring charges (note 11)	0	(5,818)	(2,176)	(19,804)
Income from vessel operations	48,286	75,978	129,891	211,303
Interest expense	(74,383)	(73,255)	(144,738)	(145,458)
Interest income	1,536	1,042	3,017	2,364
Realized and unrealized losses on non-designated derivative instruments (note 13)	(30,570)	(89,272)	(37,045)	(196,893)
Equity (loss) income (note 6c)	(47,984)	37,219	(37,637)	52,636
Foreign exchange loss (note 7 and 13)	(17,342)	(15,157)	(20,246)	(25,671)
Other loss	(759)	(21,436)	(464)	(21,286)
Net loss before income taxes	(121,216)	(84,881)	(107,222)	(123,005)
Income tax expense (note 14)	(3,527)	(1,423)	(6,546)	(2,499)
Net loss	(124,743)	(86,304)	(113,768)	(125,504)
Less: Net loss (income) attributable to non-controlling interests	44,591	8,495	(11,640)	(1,088)
Net loss attributable to the shareholders of Teekay Corporation	$ (80,152)	$ (77,809)	$ (125,408)	$ (126,592)
Per common share of Teekay Corporation (note 15)
Basic loss attributable to shareholders of Teekay Corporation (in usd per share)	$ (0.93)	$ (1.14)	$ (1.45)	$ (1.81)
Diluted loss attributable to shareholders of Teekay Corporation (in usd per share)	(0.93)	(1.14)	(1.45)	(1.81)
Cash dividends declared (in usd per share)	$ 0.055	$ 0.055	$ 0.11	$ 0.11
Weighted average number of common shares outstanding (note 15)
Basic (in shares)	86,259,207	72,945,635	86,217,567	72,844,031
Diluted (in shares)	86,259,207	72,945,635	86,217,567	72,844,031